SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the condensed consolidated balance sheet date but before the condensed consolidated financial statements are issued. Based on the evaluation, the Company identified the following subsequent events:

On July 8, 2024, 135 shares of Series B Preferred Stock (with an aggregate stated value of $148,500) were converted by the holder into 536,682 shares of common stock at a conversion price of $0.2767 per share.

On July 9, 2024, the Company entered into a Master Distribution Agreement with ISFLST, Inc. (“ISFLST”) dated July 2, 2024 (the “Distribution Agreement”). Pursuant to the Distribution Agreement, we agreed to sell, and ISFLST agreed to purchase, certain of our products, including our MangoRx Grow and Mango ED products (collectively, the “Products”), for distribution and resale by ISFLST during the term of the agreement.

Pursuant to the Distribution Agreement, ISFLST agreed to use commercially reasonable efforts to sell and promote the sale of the Products in Asia Pacific and Latin America (excluding Mexico), and we provided ISFLST a non-exclusive, non-transferable license to market and sell the Products, and grant sub-licenses (subject to certain pre-requisites and limitations described in greater detail in the Distribution Agreement) to sell the Products, in the Market. We also agreed, subject to certain future mutually agreed milestones that ISFLST could earn exclusive rights to market the Products in the applicable “Market”.

The Distribution Agreement has a term of three years and is automatically renewable thereafter for three additional one year terms, unless either party provides the other notice of non-renewal at least 90 days prior to an automatic renewal date. The agreement may also be terminated by the non-breaching party upon the material breach of the agreement by the counterparty and failure to cure such breach after 90 days written notice, or upon insolvency.

The Distribution Agreement includes customary confidentiality requirements of the parties, representations and warranties of the parties, mutual indemnification rights, disclaimers of warranties and limitation of liabilities, and force majeure provisions The Distribution Agreement also includes a non-solicitation obligation of ISFLST, which applies during the term of the agreement and for two years thereafter. All pricing information will be mutually agreed to by the parties and set forth in a separate purchase order, subject to availability and volume requirements.

On July 25, 2024, 10 shares of Series B Preferred Stock (with an aggregate stated value of $11,000) were converted into 33,670 shares of common stock at a conversion price of $0.3267 per share.

On July 30, 2024, we entered into a Consulting Agreement with John Dorsey, an individual (“Dorsey”). Pursuant to the consulting agreement, Dorsey agreed to provide certain marketing and general related services as it relates expanding the sales of the Company’s products and additional services as reasonably requested by the Company during the Term of the Agreement, which is for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay Dorsey $6,000 a month and issued Dorsey a total of 200,000 shares, which vest in accordance with the following vesting schedule; a) 50,000 shares vest upon the execution of the Agreement, b) 75,000 shares vest upon the three (3) month anniversary of the Agreement, and c) 75,000 shares vest upon the six (6) month anniversary of the Agreement (the “Dorsey Consulting Shares”). Any Dorsey Consulting Shares not vested as described above are to be promptly returned to the Company by the Consultant for cancellation. The shares were valued at $0.4209 per share for a total of $84,180.

The Company further agreed to issue Dorsey an additional 200,000 shares of common stock upon Dorsey assisting the Company in obtaining greater than 3500 subscribers for its Prime oral testosterone replacement therapy medications.

NOTE 12 – SUBSEQUENT EVENTS

On January 2, 2024, we entered into a Consulting Agreement with G&P General Consulting (“G&P”), Pursuant to the Consulting Agreement, G&P agreed to provide consulting and general business advisory services as it relates to the expansion of the Company’s products into additional international territory’s, including, but not limited to, the United Arab Emirates (UAE), China, Japan, Korea, and in certain regions of Asia and additional services as reasonably requested by the Company during the Term of this Agreement as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued G&P 250,000 shares of restricted common stock. G&P will receive an additional 500,000 shares in 90 days, if the agreement is still in place. The Consulting Shares shall be issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.28 per share for a total of $70,000.

On January 10, 2024, we renewed a Consulting Agreement with Luca Consulting, LLC (“Luca”), to provide certain management and consulting services to the Company during the term of the agreement, which is for three months unless otherwise earlier terminated due to breach of the agreement by either party. In consideration for agreeing to provide the services under the agreement, the Company issued 200,000 shares of the Company’s restricted common stock upon the parties’ entry into the agreement and to pay Luca $15,000 in cash, payable as follows: (a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Luca and its affiliates with regard to certain matters. The shares were valued at $0.28 per share for a total of $56,000.

On January 11, 2024, we entered into a Consulting Agreement with First Level Capital (“First Level”), to provide certain management and consulting services to the Company during the term of the agreement, which is for six months unless otherwise earlier terminated due to breach of the agreement by either party. In consideration for agreeing to provide the services under the agreement, the Company issued an initial 250,000 shares of the Company’s restricted common stock upon the parties’ entry into the agreement, an additional 250,000 shares of the Company’s restricted common stock before the end of the term of the agreement and to pay First Level $60,000 in cash, payable as follows: (a) $60,000 on the signing of the agreement; (b) $60,000 on the approval by the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify First Level and its affiliates with regard to certain matters. The initial shares were valued at $0.28 per share for a total of $70,000.

On January 18, 2024, the Underwriters in the follow-on offering notified the Company that they were exercising their over-allotment option in full to purchase an additional 600,000 shares of common stock, which sale closed on January 22, 2024. The net proceeds to the Company from the sale of the 600,000 shares of common stock, after deducting underwriting discounts and expenses, was approximately $160,000. Inclusive of the full exercise of the over-allotment option, a total of 4,600,000 shares of common stock were issued and sold in the follow-on offering.

On January 22, 2024, pursuant to the Underwriting Agreement, the Company also issued a common stock purchase warrant to the Representative for the purchase of 42,000 shares of its common stock at an exercise price of $0.375, subject to adjustments (the “Warrant”). The Warrant is exercisable at any time and from time to time, in whole or in part, until December 14, 2028, and may be exercised on a cashless basis. The Warrant also includes customary anti-dilution provisions and immediate piggyback registration rights with respect to the registration of the shares underlying the Warrant. The Warrant and the shares of common stock underlying the Warrant were registered as a part of the follow-on registration statement.

On March 21, 2024, we entered into Amendment to the of January 10, 2024 consulting agreement with Luca extending the agreement for an additional 6 months (the “Luca Amendment”). In consideration for entering into the Luca Amendment, the Company issued 500,000 shares of the Company’s restricted common stock upon the parties’ entry into the Luca Amendment and agreed to continue to pay Luca $5,000 in in cash on the tenth of each month throughout the remainder of the agreement. The shares were valued at $0.1975 per share for a total of $98,750.

On March 21, 2024, we entered into a Consulting Agreement with Zvonimir Moric (the “Zee”). Pursuant to the consulting agreement, Zee agreed to provide consulting and general business advisory services as it relates to making introductions to strategic partners to expand the sales of the Company’s products and additional services as reasonably requested by the Company during the Term of this Agreement as reasonably requested by the Company during the term of the agreement, which is for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Zee 150,000 shares of restricted common stock. The Consulting Shares were issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.1975 per share for a total of $29,625.

On March 1, 2024, the Company borrowed $37,500 from Ronin Equity Partners, which is owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman. The amount borrowed is payable on demand and does not accrue interest.

On March 18, 2024, the Company borrowed $50,000 from Cohen Enterprises, Inc. , which is owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman. The amount borrowed is payable on demand and does not accrue interest.

On March 25, 2024, at a Special Meeting of the stockholders of the Company, the stockholders of the Company approved a First Amendment to the Mangoceuticals, Inc. 2022 Equity Incentive Plan (“First Amendment” and the Mangoceuticals, Inc. 2022 Equity Incentive Plan, as amended by the First Amendment, the “2022 Plan”). The First Amendment was originally approved by the Board of Directors of the Company on February 26, 2024, subject to stockholder approval and the First Amendment became effective at the time of stockholder approval. The First Amendment increased the number of shares of common stock available for awards under the Incentive Plan, such that currently, subject to adjustment in connection with the payment of a stock dividend, a stock split or subdivision or combination of the shares of common stock, or a reorganization or reclassification of the Company’s common stock, the aggregate number of shares of common stock which may be issued pursuant to awards under the 2022 Plan is currently the sum of (i) 10,000,000, and (ii) an automatic increase on April 1st of each year for a period of nine years commencing on April 1, 2024 and ending on (and including) April 1, 2032, in an amount equal to the lesser of (x) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year; and (y) 2,000,000 shares of common stock; provided, however, that the Board may act prior to April 1st of a given year to provide that the increase for such year will be a lesser number of shares of common stock. This is also known as an “evergreen” provision. Notwithstanding the foregoing, no more than a total of 26,000,000 shares of common stock (or awards) may be issued or granted under the 2022 Plan in aggregate, and no more than 26,000,000 shares of common stock may be issued pursuant to the exercise of Incentive Stock Options.

Also at the Special Meeting, the stockholders approved an amendment to the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to effect a reverse stock split of the Company’s issued and outstanding shares of our common stock, par value $0.0001 per share, by a ratio of between one-for-two to one-for-fifty inclusive, with the exact ratio to be set at a whole number to be determined by the Company’s Board of Directors or a duly authorized committee thereof in its discretion, at any time after approval of the amendment and prior to March 25, 2025. No formal determination has been made by the Board of Directors of the Company regarding the reverse stock split ratio, whether or not to move forward with a reverse stock split, or the timing thereof.